Exhibit 99.2

Ford Credit Auto Lease Trust 2020-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of September 30, 2022,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of September 30, 2022, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of September 30, 2022, leases with a total base residual value of $42,984,274.52 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in October 2022. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of September 30, 2022,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2022-	September	$371,720,345.42
	October	$297,870,009.38	$6,306,407.84	23.43%	$69,354,686.28	19.62%
	November	$256,006,866.55	$5,482,812.53	20.37%	$38,021,170.27	10.76%
	December	$207,341,929.58	$4,490,399.95	16.68%	$45,584,892.00	12.90%
2023-	January	$167,395,506.44	$3,652,760.93	13.57%	$37,436,082.74	10.59%
	February	$123,558,719.17	$2,715,937.55	10.09%	$42,043,229.06	11.90%
	March	$88,957,940.85	$1,984,437.78	7.37%	$33,297,301.66	9.42%
	April	$57,085,214.81	$1,311,433.76	4.87%	$31,051,549.19	8.79%
	May	$28,867,831.64	$670,457.82	2.49%	$27,861,459.95	7.88%
	June	$9,016,757.61	$223,599.28	0.83%	$19,786,597.71	5.60%
	July	$2,106,052.70	$51,822.80	0.19%	$6,908,627.07	1.95%
	August	$321,962.14	$10,147.88	0.04%	$1,785,674.25	0.51%
	September	$123,630.83	$4,954.85	0.02%	$195,291.00	0.06%
	October	$60,786.03	$2,400.69	0.01%	$61,257.75	0.02%
	November	$58,785.07	$2,400.69	0.01%	$0.00	0.00%
	December	$47,034.18	$2,082.93	0.01%	$10,055.00	0.00%
2024-	January	$32,814.74	$1,370.15	0.01%	$13,170.00	0.00%
	February	$12,421.68	$633.86	0.00%	$20,000.00	0.01%
	March	$0.00	$0.00	0.00%	$12,490.00	0.00%

Total			$26,914,061.29	100.00%	$353,443,533.93	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$380,357,595.22

Ford Credit Auto Lease Trust 2020-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JULY 2022	Car	12	4.36%	$11,159	31.62%	82.03%
	CUV	87	7.53%	$8,408	20.80%	45.36%
	SUV	6	4.72%	$10,149	12.20%	25.83%
	Truck	31	7.58%	$4,524	8.13%	15.21%

	Total/Average	136	6.91%	$7,842	17.30%	36.35%

AUGUST 2022	Car	15	4.23%	$10,027	26.20%	60.92%
	CUV	89	6.13%	$8,886	21.19%	47.28%
	SUV	14	10.85%	$4,844	5.89%	12.45%
	Truck	37	7.12%	$7,891	13.97%	25.95%

	Total/Average	155	6.31%	$8,394	17.24%	36.25%

SEPTEMBER 2022	Car	17	4.89%	$8,761	21.87%	55.75%
	CUV	138	10.59%	$7,946	18.97%	44.28%
	SUV	25	17.01%	$11,205	13.22%	29.06%
	Truck	50	10.94%	$3,271	5.85%	11.12%

	Total/Average	230	10.20%	$7,344	14.85%	32.62%